Equity Earnings Per Unit (Policies)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Policy Text Block]	We use the two-class method when calculating the net earnings per unit applicable to limited partners, because we have more than one participating security.